Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Line Items]
Schedule of Accounts Receivable, Net
	As of June 30, 2025 (Unaudited)	As of December 31, 2024
Loan receivable from third parties, current	97,720	-
Loan receivable from third parties, non-current	703,491	443,787
Total	$801,211	$443,787

Schedule of Allowance for Credit Losses

The follow table presents movement of the allowance for credit losses:

	As of June 30, 2025 (Unaudited)	As of December 31, 2024
Balance at the beginning of the period	$546,933	$562,106
Provisions	-	-
Foreign exchange adjustment	10,382	(15,173)
Balance at the end of the period	$557,315	$546,933

Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of June 30, 2025 (Unaudited)	As of December 31, 2024
Accounts receivable	$2,592,547	$2,195,005
Less: allowance for credit losses	(557,315)	(546,933)
Accounts receivable, net	$2,035,232	$1,648,073